Note 17 - Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and contingencies

a.	Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

In the opinion of management, there were no pending or threatened claims and litigation as of June 30, 2024 and 2025 and through the issuance date of these consolidated financial statements.

b.	Lease commitment

The following table sets forth the Company's future minimum lease payments under the non-cancellable operating lease obligations with respect to the office as of June 30, 2025 are payable as follows:

US$
Within 1 year	56
Total	56